CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
NET INCOME FOR THE YEAR	$ 1,463,561	$ 977,445	$ 581,550
Components of other comprehensive income (loss) that will not be reclassified to income before taxes
Other comprehensive (loss), before taxes, gains (losses) by new measurements on defined benefit plans	(17,216)	(21,769)	(21,198)
Total other comprehensive income (loss) that will not be reclassified to income before taxes	(17,216)	(21,769)	(21,198)
Income (loss) components of other comprehensive income that will be reclassified to income before taxes
Gains/(losses) for currency translation differences income (losses) on currency translation, before tax	218,543	(379,186)	(12,423)
Other comprehensive income (loss), before taxes, currency translation differences	218,543	(379,186)	(12,423)
Cash flow hedges
Income (loss) on cash flow hedges before taxes	(390)	26,680	(52,256)
Reclassification adjustment on cash flow hedges before tax	(5,854)	(40,898)	(26,568)
Other comprehensive income (losses), before taxes, cash flow hedges	(6,244)	(14,218)	(78,824)
Change in value of time value of options
Income (losses) on change in value of time value of options before tax	(37,331)	(34,568)	25,751
Reclassification adjustments on change in value of time value of options before tax	47,126	37,265	28,818
Other comprehensive income (loss), before taxes, changes in the time value of the options	9,795	2,697	54,569
Total other comprehensive income (losses) that will be reclassified to losses before taxes	222,094	(390,707)	(36,678)
Other components of other comprehensive income (loss), before taxes	204,878	(412,476)	(57,876)
Income tax relating to new measurements on defined benefit plans	662	909	751
Income tax relating to other comprehensive income that will not be reclassified to income	662	909	751
Income tax relating to other comprehensive income (loss) that will be reclassified to income
Income tax related to cash flow hedges in other comprehensive income (loss)	0	0	3,604
Income taxes related to components of other comprehensive loss will be reclassified to income	0	0	3,604
Total Other comprehensive income (loss)	205,540	(411,567)	(53,521)
Total comprehensive income (loss)	1,669,101	565,878	528,029
Comprehensive income (loss) attributable to owners of the parent company	1,665,251	565,547	515,687
Comprehensive income (loss) attributable to non-controlling interests	$ 3,850	$ 331	$ 12,342